Property and Equipment, Net (Details Textual) (USD $)	5 Months Ended	7 Months Ended	12 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended
	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2012	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Estimated Production Cost			$ 2,500,000
Production Costs, Period Cost			637,669
Depreciation	$ 7,113	$ 5,081		$ 3,048	$ 7,113	$ 6,096	$ 13,209	$ 0	$ 0	$ 5,081	$ 0	$ 5,081